Accounting Policies - Securities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2022	Dec. 31, 2021
Schedule of Held-to-Maturity Securities [Line Items]
Available for sale securities amortized cost transferred to held to maturity			$ 418,100,000
Available for sale securities unrealized loss transferred to held to maturity			$ 26,500,000
Debt securities, held-to-maturity, allowance for credit loss	$ 157,000	$ 168,000		$ 0
U.S. agency
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0	0
U.S. agency commercial mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0	0
U.S. agency residential mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0	$ 0